Share-Based Payment (Schedule of Weighted Average Fair Values and Exercise Price) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Weighted average exercise prices	$ 29.27	$ 28.91	$ 11.41
Weighted average fair value on grant date	$ 9.65	$ 9.63